Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Health Care Portfolio
November 30, 2022
HEA-NPRT3-0123
1.810696.118
Common Stocks - 97.6%
	Shares	Value ($)
Biotechnology - 19.0%
Biotechnology - 19.0%
ADC Therapeutics SA (a)(b)	1,080,000	3,952,800
Agios Pharmaceuticals, Inc. (a)(b)	360,000	10,850,400
Alnylam Pharmaceuticals, Inc. (a)	375,000	82,721,250
Ambrx Biopharma, Inc. ADR (a)	354,700	173,785
Arcutis Biotherapeutics, Inc. (a)	865,485	14,912,307
Argenx SE ADR (a)	485,000	193,015,450
Ascendis Pharma A/S sponsored ADR (a)(b)	950,000	116,907,000
Beam Therapeutics, Inc. (a)(b)	400,000	18,476,000
Biogen, Inc. (a)	70,000	21,361,900
Blueprint Medicines Corp. (a)	1,000,000	47,790,000
Caris Life Sciences, Inc. (c)(d)	1,420,479	7,954,682
Celldex Therapeutics, Inc. (a)	670,000	24,850,300
Century Therapeutics, Inc. (a)	815,000	8,557,500
Cerevel Therapeutics Holdings (a)	1,359,900	39,382,704
Cytokinetics, Inc. (a)	1,500,000	63,750,000
Denali Therapeutics, Inc. (a)	500,000	15,955,000
Erasca, Inc. (a)	2,078,693	15,694,132
Fate Therapeutics, Inc. (a)(b)	350,000	7,287,000
Generation Bio Co. (a)(b)	509,353	2,714,851
Instil Bio, Inc. (a)	1,569,316	2,087,190
Janux Therapeutics, Inc. (a)(b)	500,000	6,820,000
Karuna Therapeutics, Inc. (a)	240,000	56,474,400
Keros Therapeutics, Inc. (a)	400,000	19,936,000
Legend Biotech Corp. ADR (a)	1,520,000	78,295,200
Mirati Therapeutics, Inc. (a)	159,044	14,533,441
Morphic Holding, Inc. (a)	320,000	8,806,400
Nuvalent, Inc. Class A (a)	382,530	12,577,586
Poseida Therapeutics, Inc. (a)	1,922,313	8,765,747
PTC Therapeutics, Inc. (a)	1,150,000	47,713,500
Regeneron Pharmaceuticals, Inc. (a)	340,000	255,578,000
Relay Therapeutics, Inc. (a)(b)	1,200,000	22,296,000
Repligen Corp. (a)	80,000	14,307,200
Sarepta Therapeutics, Inc. (a)	670,608	82,357,368
Scholar Rock Holding Corp. (a)	155,315	1,206,798
Seagen, Inc. (a)	380,000	46,128,200
Shattuck Labs, Inc. (a)	1,162,800	2,639,556
Stoke Therapeutics, Inc. (a)	500,000	3,770,000
uniQure B.V. (a)(b)	670,000	17,728,200
Vaxcyte, Inc. (a)	750,000	34,545,000
Vertex Pharmaceuticals, Inc. (a)	340,000	107,576,000
Verve Therapeutics, Inc. (a)(b)	280,000	6,504,400
Xencor, Inc. (a)	1,400,000	41,608,000
Xenon Pharmaceuticals, Inc. (a)	500,000	18,440,000
Zai Lab Ltd. (a)(e)	5,000,000	18,110,705
Zentalis Pharmaceuticals, Inc. (a)	902,900	19,972,148
		1,645,084,100
Health Care Equipment & Supplies - 19.8%
Health Care Equipment - 19.8%
Boston Scientific Corp. (a)	10,500,000	475,335,000
Inspire Medical Systems, Inc. (a)	230,000	55,561,100
Insulet Corp. (a)	950,000	284,401,500
Intuitive Surgical, Inc. (a)	164,000	44,343,960
Masimo Corp. (a)	949,905	137,679,231
Nevro Corp. (a)	900,000	42,039,000
Novocure Ltd. (a)	483,601	37,159,901
Outset Medical, Inc. (a)	1,080,000	22,766,400
Penumbra, Inc. (a)	1,425,000	298,551,750
PROCEPT BioRobotics Corp. (a)	600,000	25,740,000
ResMed, Inc.	600,000	138,120,000
Stryker Corp.	340,000	79,522,600
Tandem Diabetes Care, Inc. (a)	1,650,000	69,382,500
		1,710,602,942
Health Care Providers & Services - 28.8%
Health Care Facilities - 2.3%
HCA Holdings, Inc. (b)	400,000	96,088,000
Surgery Partners, Inc. (a)	3,647,681	103,265,849
The Oncology Institute, Inc. (a)(c)	2,232,581	3,147,939
		202,501,788
Health Care Services - 7.8%
agilon health, Inc. (a)(b)	7,091,000	124,517,960
Cigna Corp.	1,080,000	355,201,200
Guardant Health, Inc. (a)	648,385	33,936,471
LifeStance Health Group, Inc. (a)	4,151,389	21,130,570
Oak Street Health, Inc. (a)(b)	6,416,439	138,723,411
		673,509,612
Managed Health Care - 18.7%
Alignment Healthcare, Inc. (a)	3,599,800	47,877,340
Centene Corp. (a)	2,540,000	221,107,000
Humana, Inc.	550,000	302,445,000
Molina Healthcare, Inc. (a)	330,000	111,134,100
UnitedHealth Group, Inc.	1,700,000	931,191,999
		1,613,755,439
TOTAL HEALTH CARE PROVIDERS & SERVICES		2,489,766,839
Health Care Technology - 0.9%
Health Care Technology - 0.9%
Doximity, Inc. (a)(b)	1,236,300	42,021,837
Medlive Technology Co. Ltd. (f)	3,000,000	3,779,171
Phreesia, Inc. (a)	1,150,000	31,993,000
		77,794,008
Life Sciences Tools & Services - 15.7%
Life Sciences Tools & Services - 15.7%
10X Genomics, Inc. Class B (a)(f)	500,000	19,330,000
Agilent Technologies, Inc.	200,000	30,996,000
Bruker Corp.	1,280,000	86,284,800
Danaher Corp.	1,800,000	492,138,000
IQVIA Holdings, Inc. (a)	315,000	68,676,300
Lonza Group AG	95,000	49,978,786
Olink Holding AB ADR (a)(b)	1,200,000	28,596,000
Sartorius Stedim Biotech	132,000	45,052,024
Seer, Inc. (a)	800,000	5,168,000
Stevanato Group SpA	188,434	2,884,925
Thermo Fisher Scientific, Inc.	825,000	462,181,500
West Pharmaceutical Services, Inc.	260,000	61,011,600
		1,352,297,935
Personal Products - 0.3%
Personal Products - 0.3%
The Beauty Health Co. (a)(b)	801,005	8,610,804
The Beauty Health Co. (a)(c)	1,800,000	19,350,000
		27,960,804
Pharmaceuticals - 12.8%
Pharmaceuticals - 12.8%
Arvinas Holding Co. LLC (a)	500,000	20,520,000
AstraZeneca PLC (United Kingdom)	1,420,000	192,183,730
Bristol-Myers Squibb Co.	200,000	16,056,000
Eli Lilly & Co.	1,380,000	512,090,400
Pharvaris BV (a)	620,000	1,277,200
Roche Holding AG (participation certificate)	328,000	107,132,637
Royalty Pharma PLC	5,250,000	230,842,500
Theseus Pharmaceuticals, Inc. (a)	600,000	3,954,000
UCB SA	280,000	22,600,632
		1,106,657,099
Specialty Retail - 0.3%
Specialty Stores - 0.3%
Warby Parker, Inc. (a)(b)	1,280,000	21,798,400
TOTAL COMMON STOCKS (Cost $5,492,213,385)		8,431,962,127

Preferred Stocks - 1.2%
	Shares	Value ($)
Convertible Preferred Stocks - 1.1%
Biotechnology - 0.6%
Biotechnology - 0.6%
Asimov, Inc. Series B (a)(c)(d)	101,438	5,944,267
Caris Life Sciences, Inc. Series D (a)(c)(d)	3,206,021	17,953,718
Cleerly, Inc. Series C (c)(d)	1,285,367	14,948,818
Element Biosciences, Inc. Series C (a)(c)(d)	572,265	7,817,140
ElevateBio LLC Series C (a)(c)(d)	254,900	1,165,658
Inscripta, Inc. Series E (a)(c)(d)	1,282,228	8,001,103
		55,830,704
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	380,451	3,412,645

Health Care Technology - 0.3%
Health Care Technology - 0.3%
Aledade, Inc.:
Series B1(a)(c)(d)	201,220	9,664,597
Series E1(c)(d)	56,664	2,721,572
Omada Health, Inc. Series E (c)(d)	2,153,073	6,588,403
Wugen, Inc. Series B (a)(c)(d)	454,342	2,371,665
		21,346,237
Pharmaceuticals - 0.2%
Pharmaceuticals - 0.2%
Aristea Therapeutics, Inc. Series B (a)(c)(d)	1,037,400	7,977,606
Galvanize Therapeutics Series B (c)(d)	3,696,429	6,246,965
		14,224,571
TOTAL CONVERTIBLE PREFERRED STOCKS		94,814,157
Nonconvertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (a)(c)(d)(g)	473,270	8,225,433

TOTAL PREFERRED STOCKS (Cost $132,756,423)		103,039,590

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (h)	74,252,458	74,267,309
Fidelity Securities Lending Cash Central Fund 3.86% (h)(i)	236,798,149	236,821,829
TOTAL MONEY MARKET FUNDS (Cost $311,087,388)		311,089,138

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $5,936,057,196)	8,846,090,855
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(208,276,754)
NET ASSETS - 100.0%	8,637,814,101

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $133,492,211 or 1.5% of net assets.

(d)	Level 3 security
(e)	Affiliated company
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,109,171 or 0.3% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	7,704,855

Aledade, Inc. Series E1	5/20/22	2,822,683

Aristea Therapeutics, Inc. Series B	10/06/20	5,719,912

Asimov, Inc. Series B	10/29/21	9,401,345

Caris Life Sciences, Inc.	10/06/22	7,954,682

Caris Life Sciences, Inc. Series D	5/11/21	25,968,770

Cleerly, Inc. Series C	7/08/22	15,142,394

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	5,403,602

Element Biosciences, Inc. Series C	6/21/21	11,763,880

ElevateBio LLC Series C	3/09/21	1,069,306

Galvanize Therapeutics Series B	3/29/22	6,399,572

Inscripta, Inc. Series E	3/30/21	11,322,073

Omada Health, Inc. Series E	12/22/21	12,908,103

The Beauty Health Co.	12/08/20	18,000,000

The Oncology Institute, Inc.	6/28/21	22,325,810

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	13,606,551

Wugen, Inc. Series B	7/09/21	3,523,377

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	36,264,694	739,029,870	701,027,255	545,297	-	-	74,267,309	0.2%
Fidelity Securities Lending Cash Central Fund 3.86%	202,861,851	1,049,983,297	1,016,023,319	1,586,607	-	-	236,821,829	0.7%
Total	239,126,545	1,789,013,167	1,717,050,574	2,131,904	-	-	311,089,138

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Zai Lab Ltd.	26,625,199	7,708,620	4,441,986	-	(22,717,266)	10,936,138	18,110,705
Total	26,625,199	7,708,620	4,441,986	-	(22,717,266)	10,936,138	18,110,705

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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